Goodwill and Other Intangible Assets	12 Months Ended
Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Other Intangible Assets
Goodwill and Other Intangible Assets

Goodwill

Goodwill is the excess of cost over the estimated fair value of net assets acquired. As of December 31, 2012 and 2011, the Company had $31.1 in goodwill allocated to the Investment Management segment. There is no accumulated impairment balance associated with this goodwill. The Company performs the Step 1 goodwill impairment analysis annually as of October 1 and more frequently if facts and circumstances indicate that goodwill may be impaired.

Other Intangible Assets

The Company has the following assets included in Other intangible assets, which have been capitalized and are amortized over their expected economic lives.

The Company recorded Value of Management Contracts ("VMCR") from the acquisition of ReliaStar in 2000 that represent the right by the mutual fund advisor company to manage the assets that are held in the mutual funds business.

Customer relationship lists from the acquisition of CitiStreet, LLC in 2008 represent Value of Customer Relationship Acquired ("VOCRA") for contracts with customers that were in place at the time of the acquisition.

In addition, computer software that has been purchased or generated internally for own use is stated at cost, less amortization and any impairment losses. Amortization is calculated on a straight-line basis over its useful life. When assessing potential impairment, the unamortized capitalized costs are compared with the net realizable value of the computer software. The amount by which the unamortized capitalized costs exceed the net realizable value is written off. Based on this methodology, the Company determined there were no software impairments in 2012, 2011 and 2010.

Other intangible assets were as follows at December 31, 2012 and 2011:

	Weighted Average Amortization Lives	2012			2011
		Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Management contract rights	20 years	$550.0	$339.2	$210.8	$550.0	$311.6	$238.4
Customer relationship lists	20 years	115.8	34.5	81.3	115.8	27.0	88.8
Computer software	3 years	478.7	453.4	25.3	459.0	434.8	24.2
Total intangible assets		$1,144.5	$827.1	$317.4	$1,124.8	$773.4	$351.4

Amortization expense related to intangible assets was $53.7, $59.8 and $64.5 for the years ended December 31, 2012, 2011 and 2010, respectively. The estimated amortization of intangible assets are as follows:

Year	Amount
2013	$47.2
2014	42.6
2015	39.9
2016	38.0
2017	36.5
Thereafter	115.0
$319.2

Amortization of intangibles assets is included in the Consolidated Statements of Operations in Operating expenses.

The Company does not have any indefinite-lived intangibles other than goodwill.